Item 1. Report to Shareholders

T. Rowe Price International Growth & Income Fund
--------------------------------------------------------------------------------
April 30, 2004

Certified Semiannual Report

This report is certified under the Sarbanes-Oxley Act of 2002, which requires that public companies, including mutual funds, affirm that the information provided in their annual and semiannual shareholder reports fully and fairly represents their financial position.

T. Rowe Price International Growth & Income Fund
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)

Financial Highlights             For a share outstanding throughout each period

Investor Class
                    6 Months      Year                                 12/21/98
                       Ended     Ended                                  Through
                     4/30/04  10/31/03  10/31/02  10/31/01  10/31/00   10/31/99
NET ASSET VALUE

Beginning of period  $  9.40   $  7.34   $  8.19   $ 10.75   $ 11.00   $ 10.00

Investment activities

  Net investment
  income (loss)         0.08      0.02*     0.09*     0.11*     0.14*     0.16*

  Net realized and
  unrealized gain
  (loss)                1.02      2.13     (0.84)    (1.90)     0.03**    0.84

  Total from
  investment
  activities            1.10      2.15     (0.75)    (1.79)     0.17      1.00

Distributions

  Net investment
  income               (0.04)    (0.08)    (0.10)    (0.13)    (0.19)       --

  Net realized
  gain                    --     (0.01)       --     (0.64)    (0.23)       --

  Total
  distributions        (0.04)    (0.09)    (0.10)    (0.77)    (0.42)       --

NET ASSET VALUE

End of period        $ 10.46   $  9.40   $  7.34   $  8.19   $ 10.75   $ 11.00
                     ---------------------------------------------------------

Ratios/Supplemental
Data

Total return^          11.73%    29.66%*   (9.31)%* (17.99)%*   1.43%*   10.00%*

Ratio of total
expenses to average
net assets              1.25%!    1.25%*     1.25%*    1.25%*   1.25%*   1.25%!*

Ratio of net
investment income
(loss) to average
net assets              2.06%!    1.36%*     1.25%*    1.24%*   1.24%*   1.87%!*

Portfolio turnover
rate                    70.0%!    53.2%      24.6%      8.5%    32.2%     35.8%!

Net assets,
end of period
(in thousands)       $255,413  $114,999    $10,654   $ 8,500  $10,118   $ 9,776

^ Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions.

* Excludes expenses in excess of a 1.25% contractual expense limitation in effect through 2/28/05.

** The amount presented is calculated pursuant to a methodology prescribed by the Securities and Exchange Commission for a share outstanding throughout the period. This amount is inconsistent with the fund's aggregate gains and losses because of the timing of sales and redemptions of fund shares in relation to fluctuating market values for the investment portfolio.

!    Annualized

The accompanying notes are an integral part of these financial statements.

T. Rowe Price International Growth & Income Fund
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)

Financial Highlights         For a share outstanding throughout each period

Advisor Class
                                       6 Months          Year       9/30/02
                                          Ended         Ended       Through
                                        4/30/04      10/31/03      10/31/02
NET ASSET VALUE

Beginning of period                   $   9.41      $   7.34      $   7.10

Investment activities

  Net investment income (loss)            0.11*         0.09*           --

  Net realized and
  unrealized gain (loss)                  1.00          2.07          0.24

  Total from investment
  activities                              1.11          2.16          0.24

Distributions

  Net investment income                  (0.04)        (0.08)           --

  Net realized gain                         --         (0.01)           --

  Total distributions                    (0.04)        (0.09)           --

NET ASSET VALUE

End of period                         $  10.48      $   9.41      $   7.34
                                      -------------------------------------

Ratios/Supplemental Data

Total return^                            11.82%*       29.80%*        3.38%*

Ratio of total expenses to
average net assets                        1.15%!*       1.15%*        1.15%!*

Ratio of net investment
income (loss) to average
net assets                                2.32%!*       0.71%*        0.06%!*

Portfolio turnover rate                   70.0%!        53.2%         24.6%

Net assets, end of period
(in thousands)                        $  18,894     $   3,513       $   103

^ Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions.

* Excludes expenses in excess of a 1.15% contractual expense limitation in effect through 2/28/06.

!    Annualized

The accompanying notes are an integral part of these financial statements.

T. Rowe Price International Growth & Income Fund
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)

Financial Highlights        For a share outstanding throughout each period

R Class
                                      6 Months          Year       9/30/02
                                         Ended         Ended       Through
                                       4/30/04      10/31/03      10/31/02
NET ASSET VALUE

Beginning of period                   $   9.38      $   7.34      $   7.10

Investment activities

  Net investment income (loss)            0.10*         0.09*           --

  Net realized and
  unrealized gain (loss)                  0.99          2.04          0.24

  Total from investment activities        1.09          2.13          0.24

Distributions

  Net investment income                  (0.04)        (0.08)           --

  Net realized gain                         --         (0.01)           --

  Total distributions                    (0.04)        (0.09)           --

NET ASSET VALUE

End of period                         $  10.43      $   9.38      $   7.34
                                      ------------------------------------

Ratios/Supplemental Data

Total return^                            11.65%*       29.38%*        3.38%*

Ratio of total expenses to
average net assets                        1.40%!*       1.40%*        1.40%!*

Ratio of net investment
income (loss) to average
net assets                                1.68%!*       0.89%*      (0.19)%!*

Portfolio turnover rate                   70.0%!        53.2%         24.6%

Net assets, end of period
(in thousands)                         $  4,640      $    910      $    103

^ Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions.

* Excludes expenses in excess of a 1.40% contractual expense limitation in effect through 2/28/06.

!    Annualized

The accompanying notes are an integral part of these financial statements.

T. Rowe Price International Growth & Income Fund
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)                        April 30, 2004

Portfolio of Investments (ss.) ++                          Shares       Value
--------------------------------------------------------------------------------
(Cost and value in $ 000s)

EUROPE/FAR EAST   0.5%

Common Stocks   0.5%

iShares MSCI EAFE (USD)                                    11,100       1,518

Total Europe/Far East (Cost $1,417)                                     1,518

AUSTRALIA   8.1%

Common Stocks   8.1%

Australia & New Zealand Banking                           141,965       1,897

Bluescope Steel                                           445,406       1,882

Boral                                                     402,473       1,735

Coles Myer                                                137,959         832

Insurance Australia Group                                 308,491       1,078

Macquarie Bank                                             52,717       1,314

Macquarie Infrastructure Group                            293,067         580

National Australia Bank                                   113,956       2,418

Nufarm                                                    202,868         899

Oil Search                                                639,692         534

Paperlinx                                                 273,142         983

Publishing & Broadcasting                                 146,945       1,286

Qantas Airways                                            223,487         538

QBE Insurance                                             174,980       1,466

Santos                                                    367,598       1,700

Westfield Trust                                           825,662       2,415

Westpac Banking                                            73,390         923

Total Australia (Cost $20,884)                                         22,480

AUSTRIA   0.2%

Common Stocks   0.2%

Voestalpine                                                11,469         499

Total Austria (Cost $451)                                                 499

BELGIUM   0.9%

Common Stocks   0.9%

Dexia                                                      55,039         901

KBC Bank *                                                 18,378       1,030

Umicore                                                     9,432         545

Total Belgium (Cost $2,287)                                             2,476

BRAZIL   1.0%

Common Stocks   1.0%

Gerdau ADR (USD)                                           56,190       1,181

Petroleo Brasileiro (Petrobras) ADR (USD)                  37,300         931

Tele Norte Leste Participacoes ADR (USD)                   54,500         645

Total Brazil (Cost $2,616)                                              2,757

CHILE   0.1%

Common Stocks   0.1%

Banco Santander ADR (USD)                                  15,700         392

Total Chile (Cost $383)                                                   392

CHINA   0.4%

Common Stocks   0.4%

China Unicom (HKD)                                        982,000         758

PICC Property & Casualty (HKD) *                          161,000          56

PICC Property & Casualty, 144A (HKD) *                     22,000           7

Semiconductor Manufacturing ADR (USD) *                    28,600         335

Total China (Cost $1,732)                                               1,156

DENMARK   0.7%

Common Stocks   0.7%

Danske Bank                                                55,281       1,239

TDC                                                        25,203         853

Total Denmark (Cost $2,063)                                             2,092

FINLAND   0.5%

Common Stocks   0.5%

Kesko                                                      78,204       1,438

Total Finland (Cost $1,264)                                             1,438

FRANCE   9.6%

Common Stocks   9.6%

Accor                                                      21,237         891

Assurances Generales de France                             21,487       1,305

Aventis *                                                  22,355       1,696

BNP Paribas                                                48,349       2,884

Bouygues                                                   41,704       1,423

CNP Assurances                                             18,138       1,075

Compagnie de Saint-Gobain                                  15,167         760

JC Decaux *                                                53,976       1,127

Lafarge                                                    13,816       1,143

Pernod-Ricard                                               8,565       1,078

Pinault Printemps Redoute                                   8,018         823

Publicis                                                   30,063         895

Renault                                                    26,176       1,944

Sanofi-Synthelabo                                          38,472       2,433

Societe Generale *                                         23,431       1,941

Thomson                                                    71,549       1,370

Total, Series B                                            20,860       3,835

TotalFinaElf ADR (USD)                                        600          55

Total France (Cost $24,560)                                            26,678

GERMANY   8.8%

Common Stocks   8.2%

Allianz *                                                  26,167       2,758

Altana                                                     29,264       1,857

BASF                                                       12,131         623

Celesio                                                    18,676       1,040

Deutsche Bank                                              15,656       1,283

E.On                                                       42,744       2,822

Hannover Reckversicherungs                                 16,940         579

Hypo Real Estate (Spin off shares) *                       51,760       1,407

Jenoptik                                                   26,477         315

MAN                                                        18,141         663

METRO                                                      49,495       2,180

Munich Re                                                  15,656       1,683

RWE                                                        22,747         983

SAP                                                         7,024       1,058

Siemens                                                    43,646       3,131

Volkswagen                                                 12,408         544

                                                                       22,926

Preferred Stocks   0.6%

Fresenius *                                                 7,938         553

Hugo Boss                                                  46,427       1,026

                                                                        1,579

Total Germany (Cost $23,294)                                           24,505

HONG KONG   3.0%

Common Stocks   3.0%

Esprit Holdings                                           161,500         661

Hang Lung Development                                     782,000       1,086

Hong Kong Electric                                        297,000       1,300

Hutchison Whampoa                                         521,800       3,484

Smartone Telecommunications                               439,000         485

Yue Yuen Industrial                                       542,500       1,437

Total Hong Kong (Cost $8,584)                                           8,453

IRELAND   0.7%

Common Stocks   0.7%

Anglo Irish Bank                                           89,937       1,470

DCC                                                        26,984         411

Total Ireland (Cost $1,546)                                             1,881

ITALY   4.7%

Common Stocks   4.7%

Banche Poplari Unite *                                     45,552         772

ENI                                                       188,570       3,819

ENI ADR (USD)                                               1,500         153

Mondadori                                                  91,586         852

RAS                                                        46,004         839

Saipem                                                     63,627         595

San Paolo IMI                                              66,667         773

San Paolo IMI ADR (USD)                                     1,500          35

Telecom Italia *                                          597,865       1,907

Telecom Italia Mobile *                                   364,818       2,073

Unipol *                                                  307,042       1,267

Total Italy (Cost $11,914)                                             13,085

JAPAN   19.7%

Common Stocks   19.7%

77 Bank                                                   115,000         690

Alpine Electronics                                         37,000         504

Bank of Yokohama                                          276,000       1,508

Canon                                                      37,000       1,927

Dai Nippon Printing                                        75,000       1,131

Fuji Heavy Industries                                     186,000         889

Goldcrest                                                  15,740         934

Heiwa                                                      23,100         345

Honda                                                      27,100       1,080

iShares MSCI Japan (USD)                                  330,000       3,346

Kaneka                                                    131,000       1,210

KDDI                                                          252       1,503

Kirin Brewery                                             115,000       1,138

Kobayashi Pharmaceutical                                   19,000         511

Koito Manufacturing                                       108,000         776

Kuraray                                                   132,000         987

Mitsubishi                                                134,000       1,271

Mitsubishi Heavy Industries                               488,000       1,339

Mitsui Sumitomo Insurance                                 188,000       1,757

NEC                                                       108,000         839

NEC Fielding *                                              8,600         271

NEC Soft                                                   26,400         739

NEC Soft (New shares)                                       8,100         256

Nippon Express                                            283,000       1,646

Nippon Mining Holdings                                    191,500         799

Nippon Yusen                                              350,000       1,417

Nipro                                                      41,000         589

Nomura Holdings                                            33,000         531

Noritsu Koki                                               14,000         522

Promise                                                    22,200       1,458

Shimadzu                                                  255,000       1,315

Sony                                                       39,400       1,514

Sony ADR (USD)                                              1,500          58

Sumitomo                                                  173,000       1,322

Sumitomo Mitsui Financial                                     192       1,441

Takeda Chemical Industries                                 43,800       1,760

TDK                                                         9,100         643

TDK ADR (USD)                                                 500          35

Terumo                                                     55,300       1,168

Toho Gas                                                  364,000       1,202

Tohoku Electric Power                                     126,700       2,035

Tonen General Sekiyu                                      134,000       1,129

Toppan Forms                                               55,000         743

Toyota Motor                                              123,800       4,456

Uniden                                                     21,000         368

World Company                                              16,000         539

Yamaha                                                     47,600         888

Yamanouchi Pharmaceutical                                  59,900       1,987

York Benimaru                                              16,200         501

Total Japan (Cost $50,448)                                             55,017

MALAYSIA   0.1%

Common Stocks   0.1%

Astro All Asia *                                          126,000         173

Astro All Asia, 144A *                                     84,200         115

Total Malaysia (Cost $250)                                                288

MEXICO   1.4%

Common Stocks   1.4%

America Movil ADR (USD)                                    25,000         845

Cemex                                                      87,875         514

Grupo Financiero Banorte                                  248,000         881

Telmex ADR (USD)                                           28,900         987

Wal-Mart de Mexico                                        266,700         776

Total Mexico (Cost $3,649)                                              4,003

NETHERLANDS   3.1%

Common Stocks   3.1%

ABN Amro                                                   19,874         429

ABN Amro ADR (USD)                                          3,000          64

Akzo Nobel                                                 27,189         985

Corio                                                      26,886       1,078

CSM                                                        33,922         831

DSM                                                        10,769         515

European Aeronautic Defense & Space                        51,668       1,299

Fortis (Unified shares)                                    62,491       1,361

ING Groep GDS                                              40,258         855

OCE                                                        19,079         320

Wessanen - Koninklijke                                     61,164         856

Total Netherlands (Cost $7,795)                                         8,593

NORWAY   0.9%

Common Stocks   0.9%

Norsk Hydro                                                16,486         964

Statoil ASA                                               126,416       1,574

Yara International (Spin off shares) *                     16,307         115

Total Norway (Cost $2,220)                                              2,653

SINGAPORE   2.3%

Common Stocks   2.3%

Creative Technology                                        77,000         802

Fraser & Neave                                            183,700       1,433

MobileOne Limited                                         933,000         806

Sembcorp                                                1,692,000       1,416

Singapore Land                                            301,000         664

United Overseas Bank                                      171,336       1,373

Total Singapore (Cost $6,188)                                           6,494

SOUTH KOREA   0.9%

Common Stocks   0.9%

SK Telecom ADR (USD)                                      119,960       2,423

Total South Korea (Cost $2,476)                                         2,423

SPAIN   2.4%

Common Stocks   2.4%

Acciona                                                    27,833       1,714

Banco Santander Central Hispano                           205,310       2,189

Banco Santander Central Hispano ADR (USD)                   4,100          43

Enagas                                                     73,799         834

Iberdrola                                                  62,006       1,218

Indra Sistemas                                             53,236         686

Total Spain (Cost $6,420)                                               6,684

SWEDEN   3.8%

Common Stocks   3.8%

Autoliv                                                    41,200       1,744

Electrolux, Series B                                       67,157       1,324

Electrolux, Rights *                                       65,080          21

ForeningsSparbanken, Series A                              64,671       1,203

NORDEA                                                    392,848       2,641

Peab                                                       75,010         461

SSAB Svenskt Stal, Series A                                43,437         711

Svenska Handelsbanken, Series A                            84,973       1,637

Tele2 AB, Series B *                                       20,008         909

Total Sweden (Cost $9,856)                                             10,651

SWITZERLAND   5.0%

Common Stocks   5.0%

Kaba Holding                                                1,756         337

Nestle                                                     16,258       4,100

Novartis                                                   97,443       4,320

Swisscom                                                    3,765       1,165

UBS                                                        48,586       3,432

UBS (Registered shares) (USD)                                 316          23

Vontobel                                                   21,270         458

Total Switzerland (Cost $13,352)                                       13,835

UNITED KINGDOM   20.9%

Common Stocks   20.9%

Aegis                                                     459,259         732

Alliance & Leicester                                       47,286         700

Alliance UniChem                                           77,014         815

Amec                                                      177,142         947

Anglo American                                             81,510       1,632

Associated British Foods                                  163,396       1,807

AstraZeneca ADR (USD)                                      34,400       1,646

Aviva                                                     155,840       1,516

Barclays                                                   12,549         113

Barclays ADR (USD)                                         96,500       3,530

BBA                                                       176,235         794

BP ADR (USD)                                              156,700       8,289

Bradford & Bingley                                        147,931         749

Cadbury Schweppes ADR (USD)                                48,700       1,590

Centrica                                                  235,693         910

Compass                                                   108,829         683

Dixons                                                    417,699       1,147

Galen Holdings                                             57,938         818

GlaxoSmithKline ADR (USD)                                  61,800       2,596

Hanson                                                     70,680         538

HBOS                                                      150,121       1,938

Hilton Group                                              309,177       1,359

HSBC                                                      178,807       2,556

Imperial Chemical                                         137,456         532

Imperial Chemical ADR (USD)                                 2,600          40

J Sainsbury                                               150,058         739

Kesa Electricals                                           49,834         247

Marks & Spencer                                           147,745         721

Mitchells & Butlers                                       124,942         559
mm02 *                                                  1,506,850       2,658

Persimmon                                                  62,890         730

Pilkington                                                361,758         531

Prudential                                                 62,004         485

RAC                                                        31,424         388

Rolls-Royce Group                                         370,632       1,512

Rolls-Royce Group, Class B *                           17,311,200          31

Royal Bank of Scotland Group                              108,925       3,260

Shell Transport & Trading ADR (USD)                        84,600       3,559

Tesco                                                     225,330         992

United Utilities                                           60,396         576

United Utilities, Class A                                  16,409          99

Vodafone ADR (USD)                                        127,300       3,124

Total United Kingdom (Cost $54,036)                                    58,188

SHORT-TERM INVESTMENTS   1.4%

Money Market Funds   1.4%

T. Rowe Price Reserve Investment Fund, 1.09% #          3,903,420       3,903

Total Short-Term Investments (Cost $3,903)                              3,903

SECURITIES LENDING COLLATERAL   19.0%

Money Market Pooled Account   19.0%

Investment in money market pooled account managed
by JP Morgan Chase Bank, London, 1.06% #               52,921,063      52,921

Total Securities Lending Collateral (Cost $52,921)                     52,921

Total Investments in Securities
120.1% of Net Assets (Cost $316,509)                                 $335,063
                                                                     --------

(ss.) Denominated in currency of country of incorporation unless otherwise noted

++ At April 30, 2004, a substantial number of the fund's international securities were valued by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors. See Note 1.

#    Seven-day yield

*    Non-income producing

144A Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers - total value of such securities at period-end amounts to $122 and represents 0.04% of net assets

ADR  American Depository Receipts

GDS  Global Depository Shares

HKD  Hong Kong dollar

USD  U.S. dollar

The accompanying notes are an integral part of these financial statements.

T. Rowe Price International Growth & Income Fund
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)                          April 30, 2004

Statement of Assets and Liabilities
--------------------------------------------------------------------------------
(Amounts in $ 000s except shares and per share amounts)

Assets

Investments in securities, at value (cost $316,509)                $   335,063

Other assets                                                            17,051

Total assets                                                           352,114

Liabilities

Payable for investment securities purchased                             15,645

Obligation to return securities lending collateral                      52,921

Other liabilities                                                        4,600

Total liabilities                                                       73,166

NET ASSETS                                                         $   278,948
                                                                   -----------

Net Assets Consist of:

Undistributed net investment income (loss)                         $     1,678

Undistributed net realized gain (loss)                                  (1,301)

Net unrealized gain (loss)                                              18,538

Paid-in-capital applicable to 26,678,567 shares of
$0.01 par value capital stock outstanding;
2,000,000,000 shares of the Corporation authorized                     260,033

NET ASSETS                                                         $   278,948
                                                                   -----------

NET ASSET VALUE PER SHARE

Investor Class
($255,413,424/24,429,722 shares outstanding)                       $     10.46
                                                                   -----------

Advisor Class
($18,894,085/1,803,727 shares outstanding)                         $     10.48
                                                                   -----------

R Class
($4,640,375/445,118 shares outstanding)                            $     10.43
                                                                   -----------

The accompanying notes are an integral part of these financial statements.

T. Rowe Price International Growth & Income Fund
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)

Statement of Operations
--------------------------------------------------------------------------------
($ 000s)
                                                                      6 Months
                                                                         Ended
                                                                       4/30/04

Investment Income (Loss)

Income

  Dividend (net of foreign taxes of $372)                            $   3,079

  Securities lending                                                        84

  Total income                                                           3,163

Expenses

  Investment management                                                    632

  Shareholder servicing

    Investor Class                                                         217

    Advisor Class                                                            5

    R Class                                                                  6

  Custody and accounting                                                   101

  Registration                                                              55

  Rule 12b-1 fees

    Advisor Class                                                           14

    R Class                                                                  8

  Prospectus and shareholder reports

    Investor Class                                                          14

    Advisor Class                                                            1

    R Class                                                                  1

  Legal and audit                                                           15

  Directors                                                                  3

  Miscellaneous                                                              3

  Reductions/repayments pursuant to expense limitations

    Investment management fees (waived) repaid                             123

    Expenses (reimbursed by) repaid to manager                              (8)

  Total expenses                                                         1,190

Net investment income (loss)                                             1,973

T. Rowe Price International Growth & Income Fund
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)

Statement of Operations
--------------------------------------------------------------------------------
($ 000s)
                                                                      6 Months
                                                                         Ended
                                                                       4/30/04
Realized and Unrealized Gain (Loss)

Net realized gain (loss)

  Securities                                                               843

  Foreign currency transactions                                           (322)

  Net realized gain (loss)                                                 521

Change in net unrealized gain (loss)

  Securities                                                            10,604

  Other assets and liabilities
  denominated in foreign currencies                                          2

  Change in net unrealized gain (loss)                                  10,606

Net realized and unrealized gain (loss)                                 11,127

INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS                                               $  13,100
                                                                     ---------

The accompanying notes are an integral part of these financial statements.

T. Rowe Price International Growth & Income Fund
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)

Statement of Changes in Net Assets
--------------------------------------------------------------------------------
($ 000s)
                                                       6 Months           Year
                                                          Ended          Ended
                                                        4/30/04       10/31/03
Increase (Decrease) in Net Assets

Operations

  Net investment income (loss)                        $   1,973      $     404

  Net realized gain (loss)                                  521           (946)

  Change in net unrealized gain (loss)                   10,606         10,491

  Increase (decrease) in net assets from operations      13,100          9,949

Distributions to shareholders

  Net investment income

    Investor Class                                         (517)          (128)

    Advisor Class                                           (26)            (1)

    R Class                                                 (14)            (1)

  Net realized gain

    Investor Class                                           --            (16)

  Decrease in net assets from distributions                (557)          (146)

Capital share transactions *

  Shares sold

    Investor Class                                      140,262        106,848

    Advisor Class                                        15,963          3,554

    R Class                                               4,274          1,464

  Distributions reinvested

    Investor Class                                          504            128

    Advisor Class                                             4              1

    R Class                                                  14              1

  Shares redeemed

    Investor Class                                      (12,005)       (12,208)

    Advisor Class                                        (1,133)          (293)

    R Class                                                (900)          (737)

  Increase (decrease) in net assets from
  capital share transactions                            146,983         98,758

Net Assets

Increase (decrease) during period                       159,526        108,561

Beginning of period                                     119,422         10,861

End of period                                         $ 278,948      $ 119,422
                                                      ---------      ---------

(Including undistributed net investment income of $1,678 at 4/30/04 and $262 at 10/31/03)

T. Rowe Price International Growth & Income Fund
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)

Statement of Changes in Net Assets
--------------------------------------------------------------------------------
($ 000s)
                                                       6 Months           Year
                                                          Ended          Ended
                                                        4/30/04       10/31/03
*Share information

  Shares sold

    Investor Class                                       13,299         12,341

    Advisor Class                                         1,537            398

    R Class                                                 432            166

  Distributions reinvested

    Investor Class                                           51             18

    Advisor Class                                             1             --

    R Class                                                   1             --

  Shares redeemed

    Investor Class                                       (1,154)        (1,576)

    Advisor Class                                          (107)           (39)

    R Class                                                 (85)           (83)

  Increase (decrease) in shares outstanding              13,975         11,225

The accompanying notes are an integral part of these financial statements.

T. Rowe Price International Growth & Income Fund
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)                         April 30, 2004

Notes to Financial Statements

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price International Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The International Growth & Income Fund (the fund), a diversified, open-end management investment company, is one portfolio established by the corporation. The fund seeks long-term growth of capital and reasonable income through investments primarily in the common stocks of well-established, dividend-paying non-U.S. companies. The fund has three classes of shares: the International Growth & Income Fund original share class, referred to in this report as the Investor Class, offered since December 21, 1998, International Growth & Income Fund--Advisor Class (Advisor Class), offered since September 30, 2002, and International Growth & Income Fund--R Class (R Class), offered since September 30, 2002. Advisor Class shares are sold only through brokers and other financial intermediaries, and R Class shares are available to retirement plans serviced by intermediaries. The Advisor Class and R Class each operate under separate Board-approved Rule 12b-1 plans, pursuant to which each class compensates financial intermediaries for distribution, shareholder servicing, and/or certain administrative services. Each class has exclusive voting rights on matters related solely to that class, separate voting rights on matters that relate to all classes, and, in all other respects, the same rights and obligations as the other classes.

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management.

Valuation
The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Most foreign markets close before the close of trading on the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, which in turn will affect the fund's share price, the fund will adjust the previous closing prices to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. In deciding whether to make fair value adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U. S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The fund cannot predict how often it will use closing prices and how often it will adjust those prices. As a means of evaluating its fair value process, the fund routinely compares closing market prices, the next day's opening prices in the same markets, and adjusted prices.

Currency Translation
Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is reflected as a component of security gains and losses.

Class Accounting
The Advisor Class and R Class each pay distribution, shareholder servicing, and/or certain administrative expenses in the form of Rule 12b-1 fees, in an amount not exceeding 0.25% and 0.50%, respectively, of the class's average daily net assets. Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes, investment income, and realized and unrealized gains and losses are allocated to the classes based upon the relative daily net assets of each class.

Investment Transactions, Investment Income, and Distributions
Income and expenses are recorded on the accrual basis. Dividends received from mutual fund investments are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Distributions to shareholders are recorded on the ex-dividend date. Income distributions are declared and paid by each class on an annual basis. Capital gain distributions, if any, are declared and paid by the fund, typically on an annual basis.

Other
In the normal course of business, the fund enters into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is dependent on claims that may be made against the fund in the future and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

Securities Lending
The fund lends its securities to approved brokers to earn additional income. It receives as collateral cash and U.S. government securities valued at 102% to 105% of the value of the securities on loan. Cash collateral is invested in a money market pooled account managed by the fund's lending agent in accordance with investment guidelines approved by fund management. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the fund the next business day. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. Securities lending revenue recognized by the fund consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower and compensation to the lending agent. At April 30, 2004, the value of loaned securities was $50,059,000; aggregate collateral consisted of $52,921,000 in the money market pooled account.

Other
Purchases and sales of portfolio securities, other than short-term securities, aggregated $213,743,000 and $65,998,000, respectively, for the six months ended April 30, 2004.

NOTE 3 - FEDERAL INCOME TAXES

No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Federal income tax regulations differ from generally accepted accounting principles; therefore, distributions determined in accordance with tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of April 30, 2004.

The fund intends to retain realized gains to the extent of available capital loss carryforwards. As of October 31, 2003, the fund had $1,765,000 of unused capital loss carryforwards, of which $1,000 expire in fiscal 2009, $1,006,000 expire in fiscal 2010, and $758,000 that expire in fiscal 2011.

At April 30, 2004, the cost of investments for federal income tax purposes was $316,509,000. Net unrealized gain aggregated $18,538,000 at period-end, of which $22,117,000 related to appreciated investments and $3,579,000 related to depreciated investments.

NOTE 4 - FOREIGN TAXES

The fund is subject to foreign income taxes imposed by certain countries in which it invests. Foreign income taxes are accrued by the fund as a reduction of income.

NOTE 5 - RELATED PARTY TRANSACTIONS

The fund is managed by T. Rowe Price International, Inc. (the manager), a wholly owned subsidiary of T. Rowe Price Associates, Inc. (Price Associates), which is wholly owned by T. Rowe Price Group, Inc. The investment management agreement between the fund and the manager provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.35% of the fund's average daily net assets, and the fund's pro-rata share of a group fee. The group fee is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.295% for assets in excess of $120 billion. The fund's portion of the group fee is determined by the ratio of its average daily net assets to those of the group. At April 30, 2004, the effective annual group fee rate was 0.32%, and investment management fee payable totaled $151,000.

Each class is also subject to a contractual expense limitation through the limitation dates indicated in the table below. During the limitation period, the manager is required to waive its management fee and reimburse a class for any expenses, excluding interest, taxes, brokerage commissions, and extraordinary expenses, that would otherwise cause the class's ratio of total expenses to average net assets (expense ratio) to exceed its expense limitation. Through the repayment date, each class is required to repay the manager for expenses previously reimbursed and management fees waived to the extent the class's net


--------------------------------------------------------------------------------
                          Investor Class       Advisor Class           R Class

Expense Limitation                 1.25%               1.15%             1.40%

Limitation Date                  2/28/05             2/28/06           2/28/06

Repayment Date                   2/28/07             2/29/08           2/29/08
assets have grown or expenses have declined sufficiently to allow repayment without causing the class's expense ratio to exceed its expense limitation.

Pursuant to this agreement, at April 30, 2004, management fees waived and expenses previously reimbursed by the manager remain subject to repayment in the following amounts: $230,000 through October 31, 2004, $8,000 through February 28, 2006, $180,000 through February 28, 2007, and $5,000 through February 29, 2008.

In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates (collectively, Price). Price Associates computes the daily share prices and maintains the financial records of the fund. T. Rowe Price Services, Inc., provides shareholder and administrative services in its capacity as the fund's transfer and dividend disbursing agent. T. Rowe Price Retirement Plan Services, Inc., provides subaccounting and recordkeeping services for certain retirement accounts invested in the Investor Class and R Class. Expenses incurred pursuant to these service agreements totaled $112,000 for the six months ended April 30, 2004, of which $20,000 was payable at period-end.

Additionally, the fund is one of several mutual funds in which certain college savings plans managed by Price Associates may invest. As approved by the fund's Board of Directors, shareholder servicing costs associated with each college savings plan are borne by the fund in proportion to the average daily value of its shares owned by the college savings plan. For the six months ended April 30, 2004, the fund was charged $61,000 for shareholder servicing costs related to the college savings plans, of which $46,000 was for services provided by Price and $8,000 was payable at period-end. At April 30, 2004, approximately 12.1% of the outstanding shares of the Investor Class were held by college savings plans.

The fund is also one of several mutual funds sponsored by Price Associates (underlying Price funds) in which the T. Rowe Price Spectrum Funds (Spectrum Funds) and T. Rowe Price Retirement Funds (Retirement Funds) may invest. Neither the Spectrum Funds nor the Retirement Funds invest in the underlying Price funds for the purpose of exercising management or control. Pursuant to separate, special servicing agreements, expenses associated with the operation of the Spectrum and Retirement Funds are borne by each underlying Price fund to the extent of estimated savings to it and in proportion to the average daily value of its shares owned by the Spectrum and Retirement Funds, respectively. Expenses allocated under these agreements are reflected as shareholder servicing expenses in the accompanying financial statements. For the six months ended April 30, 2004, the fund was allocated $60,000 of Spectrum Funds' expenses and $3,000 of Retirement Funds' expenses. Of these amounts, $45,000 related to services provided by Price and $16,000 was payable at period-end. At April 30, 2004, approximately 27.4% of the outstanding shares of the Investor Class were held by the Spectrum Funds and 30.0% were held by the Retirement Funds.

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the Reserve Funds), open-end management investment companies managed by Price Associates. The Reserve Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The Reserve Funds pay no investment management fees. During the six months ended April 30, 2004, dividend income from the Reserve Funds totaled $22,000.

T. Rowe Price International Growth & Income Fund
--------------------------------------------------------------------------------
Certified Semiannual Report

Information on Proxy Voting
--------------------------------------------------------------------------------

A description of the policies and procedures that the T. Rowe Price International Growth & Income Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request by calling 1-800-225-5132. It also appears in the fund's Statement of Additional Information (Form 485B), which can be found on the SEC's Web site, www.sec.gov.


Item 2.  Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant's annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant's most recent fiscal half-year.

Item 3.  Audit Committee Financial Expert.

Disclosure required in registrant's annual Form N-CSR.

Item 4.  Principal Accountant Fees and Services.

Disclosure required in registrant's annual Form N-CSR.

Item 5.  Audit Committee of Listed Registrants.

Not applicable.

Item 6.  Schedule of Investments.

Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 9. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 10. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 11. Exhibits.

(a)(1) The registrant's code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant's annual Form N-CSR.

     (2) Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

     (3) Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b) A certification by the registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.


                                   SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price International Funds, Inc.


By       /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date     June 15, 2004


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By       /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date     June 15, 2004


By       /s/ Joseph A. Carrier
         Joseph A. Carrier
         Principal Financial Officer

Date     June 15, 2004